SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSManagement has evaluated events subsequent to September 30, 2024 and through November 19, 2024 the date these unaudited condensed interim financial statements were issued. There were no events which occurred subsequent to September 30, 2024 that merited disclosure in these interim financial statements.